Shareholder Report	12 Months Ended	101 Months Ended
	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000015521 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	BCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned (2.48)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-2.48%	0.33%	2.43%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,540,341,082	$ 1,540,341,082
Holdings Count | holding	656	656
Advisory Fees Paid, Amount	$ 6,207,074
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000087984 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	BCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned (2.18)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-2.18%	0.53%	2.63%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,540,341,082	$ 1,540,341,082
Holdings Count | holding	656	656
Advisory Fees Paid, Amount	$ 6,207,074
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

C000189669 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	ACYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned (2.15)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-2.15%	0.56%	2.34%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.99%	—
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.30%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,540,341,082	$ 1,540,341,082
Holdings Count | holding	656	656
Advisory Fees Paid, Amount	$ 6,207,074
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

C000015522 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	CAYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned (2.72)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-2.72%	0.08%	2.17%
A Class - with sales charge	-7.10%	-0.84%	1.70%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,540,341,082	$ 1,540,341,082
Holdings Count | holding	656	656
Advisory Fees Paid, Amount	$ 6,207,074
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

C000015524 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	CAYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$146	1.49%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned (3.44)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-3.44%	-0.67%	1.41%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,540,341,082	$ 1,540,341,082
Holdings Count | holding	656	656
Advisory Fees Paid, Amount	$ 6,207,074
Investment Company, Portfolio Turnover	64.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

C000015525 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	BCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 0.73% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	0.73%	0.55%	1.79%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,990,651,269	$ 1,990,651,269
Holdings Count | holding	1,036	1,036
Advisory Fees Paid, Amount	$ 6,307,040
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000087985 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	BCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 1.02% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	1.02%	0.77%	2.01%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,990,651,269	$ 1,990,651,269
Holdings Count | holding	1,036	1,036
Advisory Fees Paid, Amount	$ 6,307,040
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

C000189670 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ACYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 1.05% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	1.05%	0.80%	1.99%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.99%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.91%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,990,651,269	$ 1,990,651,269
Holdings Count | holding	1,036	1,036
Advisory Fees Paid, Amount	$ 6,307,040
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

C000087986 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	BCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 0.57% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	0.57%	0.30%	1.55%
A Class - with sales charge	-3.96%	-0.62%	1.08%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,990,651,269	$ 1,990,651,269
Holdings Count | holding	1,036	1,036
Advisory Fees Paid, Amount	$ 6,307,040
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

C000087987 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	BCIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$146	1.46%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned (0.27)% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-0.27%	-0.45%	0.78%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,990,651,269	$ 1,990,651,269
Holdings Count | holding	1,036	1,036
Advisory Fees Paid, Amount	$ 6,307,040
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

C000015528 [Member]
Shareholder Report [Line Items]
Fund Name	California Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 115,338,475	$ 115,338,475
Holdings Count | holding	57	57
Advisory Fees Paid, Amount	$ 552,484
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$115,338,475
Management Fees (dollars paid during the reporting period)	$552,484
Total Number of Portfolio Holdings	57
7-Day Current Yield - Investor Class	2.18%
7-Day Effective Yield - Investor Class	2.21%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.